                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Convertible
                                                  Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court, Naperville
                                        Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE: James S. Hamman, Jr., Secretary,
                                       Calamos Advisors, LLC,
                                       2020 Calamos Court,
                                       Naperville, Illinois 60563

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2006

DATE OF REPORTING PERIOD: January 31, 2006

                CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

ITEM 1. SCHEDULE OF INVESTMENTS January 31, 2006 (UNAUDITED)

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
CORPORATE BONDS (70.3%)
                  CONSUMER DISCRETIONARY (24.0%)
$ 1,979,000       Asbury Automotive
                  Group, Inc.
                  9.000%, 06/15/12                                  $  2,018,580
  6,571,000       Aztar Corp.@
                  7.875%, 06/15/14                                     6,850,267
 10,292,000       Beazer Homes USA, Inc.@
                  8.375%, 04/15/12                                    10,806,600
  3,958,000       DEX Media, Inc.
                  8.000%, 11/15/13                                     4,086,635
  2,796,000       DIRECTV Financing Company,
                  Inc.
                  8.375%, 03/15/13                                     3,012,690
  4,176,000       EchoStar Communications
                  Corp.*
                  7.125%, 02/01/16                                     4,139,460
    633,000       EchoStar DBS Corporation
                  6.625%, 10/01/14                                       617,175
  6,309,000   GBP EMI Group, PLC++
                  9.750%, 05/20/08                                    12,168,738
                  Ford Motor Company
  6,096,000       7.875%, 06/15/10                                     5,741,365
  4,750,000       8.625%, 11/01/10                                     4,576,900
  3,958,000       7.450%, 07/16/31                                     2,938,815
                  Goodyear Tire & Rubber Company
  6,729,000       7.000%, 03/15/28@                                    5,652,360
  3,167,000       7.857%, 08/15/11                                     3,103,660
  2,771,000       GSC Holdings Corp.
                  (Gamestop, Inc.)*@
                  8.000%, 10/01/12                                     2,705,189
  3,167,000       Hasbro, Inc.
                  6.600%, 07/15/28                                     3,161,328
  6,313,000       Hovnanian Enterprises,
                  Inc.@
                  7.750%, 05/15/13                                     6,391,912
  3,167,000       IMAX Corp.@
                  9.625%, 12/01/10                                     3,254,092
  3,958,000       Intrawest Corp.
                  7.500%, 10/15/13                                     4,076,740
 11,083,000       Isle of Capri Casinos, Inc.
                  9.000%, 03/15/12                                    11,803,395
  3,016,000       Jarden Corp.
                  9.750%, 05/01/12                                     3,031,080
  2,194,000       Kellwood Company@
                  7.625%, 10/15/17                                     1,977,492
  2,375,000       Landry's Restaurants, Inc.
                  7.500%, 12/15/14                                     2,256,250
 13,854,000       Mandalay Resort Group@
                  10.250%, 08/01/07                                   14,823,780
  6,175,000       NCL Holding, ASA
                  10.625%, 07/15/14                                    6,491,469
  3,562,000       Oxford Industries, Inc.
                  8.875%, 06/01/11                                     3,664,407
  3,958,000       Phillips-Van Heusen Corp.
                  8.125%, 05/01/13                                     4,195,480
  1,583,000       Reader's Digest
                  Association, Inc.
                  6.500%, 03/01/11                                     1,571,128
  2,256,000       RH Donnelley Financial
                  Corp.*
                  10.875%, 12/15/12                                    2,549,280
$ 2,969,000   CAD Rogers Cable, Inc.
                  7.250%, 12/15/11                                  $  2,683,634
  3,562,000   CAD Rogers Wireless, Inc.
                  7.625%, 12/15/11                                     3,353,887
 12,271,000       Russell Corp.
                  9.250%, 05/01/10                                    12,593,114
  6,333,000       Time Warner
                  7.625%, 04/15/31                                     7,056,070
 10,054,000       Vail Resorts, Inc.
                  6.750%, 02/15/14                                    10,154,540
                  Warner Music Group
  5,542,000       7.375%, 04/15/14                                     5,555,855
    792,000   GBP 8.125%, 04/15/14                                     1,474,132
  6,729,000       WCI Communities, Inc.@
                  7.875%, 10/01/13                                     6,594,420
    317,000       William Lyon Homes, Inc.
                  10.750%, 04/01/13                                      329,680
    633,000       Wynn Las Vegas, LLC@
                  6.625%, 12/01/14                                       619,549
                                                                    ------------
                                                                     188,081,148
                                                                    ------------

                  CONSUMER STAPLES (8.5%)
  1,583,000       Central Garden & Pet
                  Company
                  9.125%, 02/01/13                                     1,670,065
  3,958,000       Chattem, Inc.
                  7.000%, 03/01/14                                     4,007,475
  3,444,000       Chiquita Brands
                  International, Inc.@
                  7.500%, 11/01/14                                     3,047,940
  4,908,000       Del Monte Foods Company
                  8.625%, 12/15/12                                     5,227,020
                  Dole Food Company, Inc.
  7,125,000       7.250%, 06/15/10                                     6,920,156
  3,167,000       8.625%, 05/01/09                                     3,250,134
  9,500,000       Jean Coutu Group, Inc.@
                  8.500%, 08/01/14                                     9,096,250
  2,771,000       NBTY, Inc.*
                  7.125%, 10/01/15                                     2,611,668
  3,958,000       Pilgrim's Pride Corp.
                  9.250%, 11/15/13                                     4,225,165
  4,750,000       Pinnacle Foods Holding@
                  8.250%, 12/01/13                                     4,595,625
  4,433,000       Playtex Products, Inc.
                  8.000%, 03/01/11                                     4,771,016
                  Revlon Consumer Products Corp.++
    792,000       10.560%, 04/11/06                                      818,730
    792,000       10.330%, 02/13/06                                      818,730
    792,000       9.920%, 03/08/06                                       818,730
    396,000       9.980%, 02/08/06                                       409,365
  2,533,000       Revlon, Inc.@
                  9.500%, 04/01/11                                     2,343,025
  7,917,000       Smithfield Foods, Inc.
                  7.750%, 05/15/13                                     8,362,331
  4,077,000       Spectrum Brands, Inc.@
                  8.500%, 10/01/13                                     3,516,413
                                                                    ------------
                                                                      66,509,838
                                                                    ------------

                See accompanying notes to Schedule of Investments

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
                 ENERGY (8.3%)
$4,750,000       Arch Western Finance, LLC@++
                 6.750%, 07/01/13                                    $ 4,821,250
 6,729,000       Chesapeake Energy Corp.@
                 6.875%, 01/15/16                                      6,897,225
 5,146,000       Comstock Resources, Inc.
                 6.875%, 03/01/12                                      5,126,702
   594,000       Energy Partners, Ltd.
                 8.750%, 08/01/10                                        616,275
 2,375,000       Forest Oil Corp.@
                 8.000%, 12/15/11                                      2,612,500
 3,695,000       Giant Industries, Inc.@
                 11.000%, 05/15/12                                     4,129,163
 3,642,000       KCS Energy, Inc.
                 7.125%, 04/01/12                                      3,669,315
 8,946,000       Petroleo Brasileiro, SA
                 8.375%, 12/10/18                                     10,243,170
                 Premcor Refining Group, Inc.
 5,067,000       9.500%, 02/01/13                                      5,651,291
 2,157,000       7.500%, 06/15/15                                      2,298,609
 2,375,000       Range Resources Corp.
                 7.375%, 07/15/13                                      2,499,688
 5,542,000       Swift Energy Company@
                 9.375%, 05/01/12                                      5,999,215
                 Williams Companies, Inc.
 7,917,000       7.750%, 06/15/31                                      8,629,530
 1,583,000       7.500%, 01/15/31                                      1,685,895
                                                                     -----------
                                                                      64,879,828
                                                                     -----------

                 FINANCIALS (2.5%)
                 E*TRADE Financial Corporation
 5,225,000       7.375%, 09/15/13                                      5,355,625
 3,562,000       7.875%, 12/01/15@                                     3,740,100
   950,000       8.000%, 06/15/11                                        992,750
 5,937,000       Leucadia National Corp.
                 7.000%, 08/15/13                                      5,937,000
 1,346,000       Omega Healthcare
                 Investors, Inc.
                 7.000%, 04/01/14                                      1,372,920
 1,989,000       Senior Housing Properties
                 Trust
                 7.875%, 04/15/15                                      2,078,505
                                                                     -----------
                                                                      19,476,900
                                                                     -----------

                 HEALTH CARE (5.0%)
 3,246,000       Ameripath, Inc.@
                 10.500%, 04/01/13                                     3,440,760
 6,689,000       Bausch & Lomb, Inc.
                 7.125%, 08/01/28                                      7,126,099
 2,375,000       Beverly Enterprises, Inc.
                 7.875%, 06/15/14                                      2,624,375
   435,000       Bio-Rad Laboratories, Inc.
                 7.500%, 08/15/13                                        461,100
 1,583,000       Biovail Corp.
                 7.875%, 04/01/10                                      1,644,341
   594,000       DaVita, Inc.
                 7.250%, 03/15/15                                        600,683
   475,000       Omnicare, Inc.@
                 6.875%, 12/15/15                                        477,969
 2,771,000       Psychiatric Solutions, Inc.
                 7.750%, 07/15/15                                      2,881,840
$5,146,000       Quintiles Transnational
                 Corp.
                 10.000%, 10/01/13                                   $ 5,737,790
 6,729,000       Tenet Healthcare Corp.*
                 9.250%, 02/01/15                                      6,628,065
 2,375,000       Valeant Pharmaceuticals
                 International
                 7.000%, 12/15/11                                      2,339,375
 5,146,000       Vanguard Health Systems,
                 Inc.
                 9.000%, 10/01/14                                      5,454,760
                                                                     -----------
                                                                      39,417,157
                                                                     -----------

                 INDUSTRIALS (7.8%)
 1,742,000       Accuride Corp.
                 8.500%, 02/01/15                                      1,742,000
 1,979,000       Armor Holdings, Inc.@
                 8.250%, 08/15/13                                      2,147,215
 1,187,000       Columbus McKinnon Corp.*
                 8.875%, 11/01/13                                      1,255,253
 3,167,000       Commercial Vehicle Group,
                 Inc.
                 8.000%, 07/01/13                                      3,214,505
 2,375,000       Gardner Denver, Inc.
                 8.000%, 05/01/13                                      2,505,625
 2,375,000       GATX Corp.
                 8.875%, 06/01/09                                      2,609,011
 5,146,000       General Cable Corp.
                 9.500%, 11/15/10                                      5,506,220
 1,012,000       Global Cash Access, Inc.
                 8.750%, 03/15/12                                      1,087,900
 2,335,000       Greenbrier Companies, Inc.
                 8.375%, 05/15/15                                      2,445,912
   594,000       Hexcel Corporation
                 6.750%, 02/01/15                                        591,030
 3,958,000       Hutchison Whampoa, Ltd.*@
                 6.250%, 01/24/14                                      4,137,369
                 JLG Industries, Inc.
 3,562,000       8.250%, 05/01/08                                      3,766,815
   792,000       8.375%, 06/15/12@                                       855,360
 6,729,000   EUR Legrand Holding, SA
                 11.000%, 02/15/13                                     9,832,531
 2,692,000       Monitronics International,
                 Inc.
                 11.750%, 09/01/10                                     2,678,540
 2,739,000       Navistar International
                 Corp.@
                 7.500%, 06/15/11                                      2,725,305
   875,000       Orbital Sciences Corp.
                 9.000%, 07/15/11                                        942,813
 1,187,000       Sequa Corp.
                 8.875%, 04/01/08                                      1,264,155
 5,542,000       Terex Corp.
                 7.375%, 01/15/14                                      5,597,420
   950,000       Trinity Industries, Inc.
                 6.500%, 03/15/14                                        952,375
 2,122,000       United Agri Products, Inc.
                 8.250%, 12/15/11                                      2,262,582
 2,751,000       Wesco Distribution Inc.*@
                 7.500%, 10/15/17                                      2,812,897
                                                                     -----------
                                                                      60,932,833
                                                                     -----------

                 INFORMATION TECHNOLOGY (5.7%)
 7,125,000       Advanced Micro Devices,
                 Inc.
                 7.750%, 11/01/12                                      7,534,687

                See accompanying notes to Schedule of Investments

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------
$  554,000       Avago Technologies*@
                 11.875%, 12/01/15                                  $    560,925
 3,167,000       Celestica, Inc.@
                 7.875%, 07/01/11                                      3,206,588
 3,958,000       Flextronics International, Ltd.@
                 6.500%, 05/15/13                                      4,007,475
 3,958,000       Freescale Semiconductor, Inc.
                 7.125%, 07/15/14                                      4,205,375
   297,000       Sanmina-SCI Corporation
                 8.125%, 03/01/16                                        301,455
 1,583,000       Stratus Technologies, Inc.
                 10.375%, 12/01/08                                     1,654,235
 5,423,000       SunGard Data Systems Inc.*@
                 9.125%, 08/15/13                                      5,667,035
 4,750,000       Telcordia Technologies*
                 10.000%, 03/15/13                                     4,370,000
                 Xerox Corp.@
 7,521,000       8.000%, 02/01/27                                      7,793,636
 5,542,000       7.625%, 06/15/13                                      5,916,085
                                                                    ------------
                                                                      45,217,496
                                                                    ------------

                 MATERIALS (6.2%)
                 Aleris International, Inc.
 2,692,000       10.375%, 10/15/10                                     2,974,660
 1,697,000       9.000%, 11/15/14@                                     1,781,850
   792,000       Crown Holdings, Inc.*@
                 7.750%, 11/15/15                                        825,660
 3,958,000       Equistar Chemicals, LP
                 10.625%, 05/01/11                                     4,373,590
 6,784,000       Freeport-McMoRan Copper & Gold, Inc.
                 10.125%, 02/01/10                                     7,462,400
   633,000       Gibraltar Industries, Inc.*
                 8.000%, 12/01/15                                        637,748
                 Ineos Group Holdings, PLC*
 3,800,000   EUR 7.875%, 02/15/16                                      4,617,568
   792,000       8.500%, 02/15/16                                        792,990
 5,902,000       IPSCO, Inc.
                 8.750%, 06/01/13                                      6,492,200
 3,167,000       Neenah Paper, Inc.
                 7.375%, 11/15/14                                      2,992,815
 6,333,000       Sealed Air Corp.*
                 6.875%, 07/15/33                                      6,458,957
 1,583,000       Texas Industries, Inc.@
                 7.250%, 07/15/13                                      1,642,362
                 Union Carbide Corp.
 3,167,000       7.500%, 06/01/25                                      3,431,011
 2,454,000       7.875%, 04/01/23@                                     2,734,438
 1,187,000       Westlake Chemical Corporation
                 6.625%, 01/15/16                                      1,194,419
                                                                    ------------
                                                                      48,412,668
                                                                    ------------

                 TELECOMMUNICATION SERVICES (1.8%)
   475,000       Citizens Communications Company
                 9.000%, 08/15/31                                        491,625
 1,583,000       IPCS Escrow Company
                 11.500%, 05/01/12                                     1,832,323
$7,917,000       Sprint Nextel Corporation
                 7.375%, 08/01/15                                   $  8,373,296
 3,167,000       Syniverse Technologies, Inc.
                 7.750%, 08/15/13                                      3,230,340
                                                                    ------------
                                                                      13,927,584
                                                                    ------------

                 UTILITIES (0.5%)
   990,000       Edison International
                 7.730%, 06/15/09                                      1,022,175
                 NRG Energy, Inc.
 1,859,000       8.000%, 12/15/13                                      2,082,080
   792,000       7.250%, 02/01/14                                        804,870
                                                                    ------------
                                                                       3,909,125
                                                                    ------------
                 TOTAL CORPORATE BONDS
                 (Cost $533,941,289)                                 550,764,577
                                                                    ------------

CONVERTIBLE BONDS (15.1%)
                 CONSUMER DISCRETIONARY (1.2%)
 1,913,000       Lions Gate Entertainment Corp.@
                 3.625%, 03/15/25                                      1,709,744
 7,500,000       Walt Disney Company@
                 2.125%, 04/15/23                                      7,706,250
                                                                    ------------
                                                                       9,415,994
                                                                    ------------

                 ENERGY (1.5%)
 7,500,000       Cal Dive International, Inc.*
                 3.250%, 12/15/25                                     11,521,875
                                                                    ------------

                 FINANCIALS (0.5%)
 2,750,000       Deutsche Bank, LUX (USA Interactive)*++
                 4.880%, 05/01/12                                      3,581,875
                                                                    ------------

                 HEALTH CARE (3.2%)
 8,500,000       Emdeon Corp.*
                 3.125%, 09/01/25                                      7,522,500
 5,000,000       Invitrogen Corp.*
                 3.250%, 06/15/25                                      4,918,750
 7,000,000       LifePoint Hospitals, Inc.*@
                 3.250%, 08/15/25                                      5,950,000
 6,500,000       Wyeth++
                 4.239%, 01/15/24                                      6,769,750
                                                                    ------------
                                                                      25,161,000
                                                                    ------------

                 INDUSTRIALS (2.8%)
 9,500,000       GATX Corp.
                 7.500%, 02/01/07                                     11,898,750
 5,500,000       Lockheed Martin Corp.@++
                 4.090%, 08/15/33                                      6,026,900
 3,000,000       Quanta Services, Inc.@
                 4.500%, 10/01/23                                      4,117,500
                                                                    ------------
                                                                      22,043,150
                                                                    ------------

                 INFORMATION TECHNOLOGY (5.1%)
 5,500,000       Advanced Micro Devices, Inc.++
                 4.750%, 02/01/22                                      9,865,625
 6,500,000       ASML Holding, NV
                 5.750%, 10/15/06                                      8,017,750
 5,500,000       DST Systems, Inc.
                 4.125%, 08/15/23                                      7,019,375

                See accompanying notes to Schedule of Investments

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------
$6,500,000       LSI Logic Corp.
                 4.000%, 05/15/10                                   $  6,605,625
 2,000,000       Openwave Systems, Inc.@
                 2.750%, 09/09/08                                      2,615,000
 5,750,000       Vishay Intertechnology, Inc.
                 3.625%, 08/01/23                                      5,944,062
                                                                    ------------
                                                                      40,067,437
                                                                    ------------

                 UTILITIES (0.8%)
 2,950,000   GBP Scottish and Southern Energy, PLC
                 3.750%, 10/29/09                                      6,428,528
                                                                    ------------

                 TOTAL CONVERTIBLE BONDS
                 (Cost $108,646,032)                                 118,219,859
                                                                    ------------

SYNTHETIC CONVERTIBLE SECURITIES (21.8%)
                 CORPORATE BONDS (18.5%)
                 CONSUMER DISCRETIONARY (6.3%)
   521,000       Asbury Automotive Group, Inc.
                 9.000%, 06/15/12                                        531,420
 1,729,000       Aztar Corp.@
                 7.875%, 06/15/14                                      1,802,482
 2,708,000       Beazer Homes USA, Inc.@
                 8.375%, 04/15/12                                      2,843,400
 1,042,000       DEX Media, Inc.
                 8.000%, 11/15/13                                      1,075,865
   736,000       DIRECTV Financing Company, Inc.
                 8.375%, 03/15/13                                        793,040
 1,099,000       EchoStar Communications Corp.*
                 7.125%, 02/01/16                                      1,089,384
   167,000       EchoStar DBS Corporation
                 6.625%, 10/01/14                                        162,825
 1,661,000   GBP EMI Group, PLC++
                 9.750%, 05/20/08                                      3,203,721
                 Ford Motor Company
 1,604,000       7.875%, 06/15/10                                      1,510,687
 1,250,000       8.625%, 11/01/10                                      1,204,447
 1,042,000       7.450%, 07/16/31                                        773,685
                 Goodyear Tire & Rubber Company
 1,771,000       7.000%, 03/15/28@                                     1,487,640
   833,000       7.857%, 08/15/11                                        816,340
   729,000       GSC Holdings Corp. (Gamestop, Inc.)*@
                 8.000%, 10/01/12                                        711,686
   833,000       Hasbro, Inc.
                 6.600%, 07/15/28                                        831,508
 1,662,000       Hovnanian Enterprises, Inc.@
                 7.750%, 05/15/13                                      1,682,775
   833,000       IMAX Corp.@
                 9.625%, 12/01/10                                        855,908
 1,042,000       Intrawest Corp.
                 7.500%, 10/15/13                                      1,073,260
 2,917,000       Isle of Capri Casinos, Inc.
                 9.000%, 03/15/12                                      3,106,605
   794,000       Jarden Corp.
                 9.750%, 05/01/12                                        797,970
$  578,000       Kellwood Company@
                 7.625%, 10/15/17                                   $    520,962
   625,000       Landry's Restaurants, Inc.
                 7.500%, 12/15/14                                        593,750
 3,646,000       Mandalay Resort Group@
                 10.250%, 08/01/07                                     3,901,220
 1,625,000       NCL Holding, ASA
                 10.625%, 07/15/14                                     1,708,281
   938,000       Oxford Industries, Inc.
                 8.875%, 06/01/11                                        964,967
 1,042,000       Phillips-Van Heusen Corp.
                 8.125%, 05/01/13                                      1,104,520
   417,000       Reader's Digest
                 Association, Inc.
                 6.500%, 03/01/11                                        413,873
   594,000       RH Donnelley Financial Corp.*
                 10.875%, 12/15/12                                       671,220
   781,000   CAD Rogers Cable, Inc.
                 7.250%, 12/15/11                                        705,934
   938,000   CAD Rogers Wireless, Inc.
                 7.625%, 12/15/11                                        883,197
 3,229,000       Russell Corp.
                 9.250%, 05/01/10                                      3,313,761
 1,667,000       Time Warner
                 7.625%, 04/15/31                                      1,857,330
 2,646,000       Vail Resorts, Inc.
                 6.750%, 02/15/14                                      2,672,460
                 Warner Music Group
 1,458,000       7.375%, 04/15/14                                      1,461,645
   208,000   GBP 8.125%, 04/15/14                                        387,146
 1,771,000       WCI Communities, Inc.@
                 7.875%, 10/01/13                                      1,735,580
    83,000       William Lyon Homes, Inc.
                 10.750%, 04/01/13                                        86,320
   167,000       Wynn Las Vegas, LLC@
                 6.625%, 12/01/14                                        163,451
                                                                    ------------
                                                                      49,500,265
                                                                    ------------

                 CONSUMER STAPLES (2.2%)
   417,000       Central Garden & Pet Company
                 9.125%, 02/01/13                                        439,935
 1,042,000       Chattem, Inc.
                 7.000%, 03/01/14                                      1,055,025
   906,000       Chiquita Brands
                 International, Inc.@
                 7.500%, 11/01/14                                        801,810
 1,292,000       Del Monte Foods Company
                 8.625%, 12/15/12                                      1,375,980
                 Dole Food Company, Inc.
 1,875,000       7.250%, 06/15/10                                      1,821,094
   833,000       8.625%, 05/01/09                                        854,866
 2,500,000       Jean Coutu Group, Inc@
                 8.500%, 08/01/14                                      2,393,750
   729,000       NBTY, Inc.*
                 7.125%, 10/01/15                                        687,082
 1,042,000       Pilgrim's Pride Corp.
                 9.250%, 11/15/13                                      1,112,335
 1,250,000       Pinnacle Foods Holding@
                 8.250%, 12/01/13                                      1,209,375

                See accompanying notes to Schedule of Investments

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
$1,167,000       Playtex Products, Inc.
                 8.000%, 03/01/11                                    $ 1,255,984
                 Revlon Consumer Products Corp.++
   208,000       10.560%, 04/11/06                                       215,020
   208,000       10.330%, 02/13/06                                       215,020
   208,000       9.920%, 03/08/06                                        215,020
   104,000       9.980%, 02/08/06                                        107,510
   667,000       Revlon, Inc.@
                 9.500%, 04/01/11                                        616,975
 2,083,000       Smithfield Foods, Inc.
                 7.750%, 05/15/13                                      2,200,169
 1,073,000       Spectrum Brands, Inc.@
                 8.500%, 10/01/13                                        925,462
                                                                     -----------
                                                                      17,502,412
                                                                     -----------

                 ENERGY (2.2%)
 1,250,000       Arch Western Finance, LLC@++
                 6.750%, 07/01/13                                      1,268,750
 1,771,000       Chesapeake Energy Corp.@
                 6.875%, 01/15/16                                      1,815,275
 1,354,000       Comstock Resources, Inc.
                 6.875%, 03/01/12                                      1,348,922
   156,000       Energy Partners, Ltd.
                 8.750%, 08/01/10                                        161,850
   625,000       Forest Oil Corp.@
                 8.000%, 12/15/11                                        687,500
   973,000       Giant Industries, Inc.@
                 11.000%, 05/15/12                                     1,087,327
   958,000       KCS Energy, Inc.
                 7.125%, 04/01/12                                        965,185
 2,354,000       Petroleo Brasileiro, SA
                 8.375%, 12/10/18                                      2,695,330
                 Premcor Refining Group, Inc.
 1,333,000       9.500%, 02/01/13                                      1,486,712
   568,000       7.500%, 06/15/15                                        605,290
   625,000       Range Resources Corp.
                 7.375%, 07/15/13                                        657,813
 1,458,000       Swift Energy Company@
                 9.375%, 05/01/12                                      1,578,285
                 Williams Companies, Inc.
 2,083,000       7.750%, 06/15/31                                      2,270,470
   417,000       7.500%, 01/15/31                                        444,105
                                                                     -----------
                                                                      17,072,814
                                                                     -----------

                 FINANCIALS (0.7%)
                 E*TRADE Financial Corporation
 1,375,000       7.375%, 09/15/13                                      1,409,375
   938,000       7.875%, 12/01/15@                                       984,900
   250,000       8.000%, 06/15/11                                        261,250
 1,563,000       Leucadia National Corp.
                 7.000%, 08/15/13                                      1,563,000
   354,000       Omega Healthcare
                 Investors, Inc.
                 7.000%, 04/01/14                                        361,080
   524,000       Senior Housing Properties
                 Trust
                 7.875%, 04/15/15                                        547,580
                                                                     -----------
                                                                       5,127,185
                                                                     -----------

                 HEALTH CARE (1.3%)
$  854,000       Ameripath, Inc.@
                 10.500%, 04/01/13                                   $   905,240
 1,761,000       Bausch & Lomb, Inc.
                 7.125%, 08/01/28                                      1,876,074
   625,000       Beverly Enterprises, Inc.
                 7.875%, 06/15/14                                        690,625
   115,000       Bio-Rad Laboratories, Inc.
                 7.500%, 08/15/13                                        121,900
   417,000       Biovail Corp.
                 7.875%, 04/01/10                                        433,159
   156,000       DaVita, Inc.
                 7.250%, 03/15/15                                        157,755
   125,000       Omnicare, Inc.@
                 6.875%, 12/15/15                                        125,781
   729,000       Psychiatric Solutions, Inc.
                 7.750%, 07/15/15                                        758,160
 1,354,000       Quintiles Transnational
                 Corp.
                 10.000%, 10/01/13                                     1,509,710
 1,771,000       Tenet Healthcare Corp.*
                 9.250%, 02/01/15                                      1,744,435
   625,000       Valeant Pharmaceuticals
                 International
                 7.000%, 12/15/11                                        615,625
 1,354,000       Vanguard Health Systems,
                 Inc.
                 9.000%, 10/01/14                                      1,435,240
                                                                     -----------
                                                                      10,373,704
                                                                     -----------

                 INDUSTRIALS (2.1%)
   458,000       Accuride Corp.
                 8.500%, 02/01/15                                        458,000
   521,000       Armor Holdings, Inc.@
                 8.250%, 08/15/13                                        565,285
   313,000       Columbus McKinnon Corp.*
                 8.875%, 11/01/13                                        330,998
   833,000       Commercial Vehicle Group,
                 Inc.
                 8.000%, 07/01/13                                        845,495
   625,000       Gardner Denver, Inc.
                 8.000%, 05/01/13                                        659,375
   625,000       GATX Corp.
                 8.875%, 06/01/09                                        686,582
 1,354,000       General Cable Corp.
                 9.500%, 11/15/10                                      1,448,780
   266,000       Global Cash Access, Inc.
                 8.750%, 03/15/12                                        285,950
   615,000       Greenbrier Companies, Inc.
                 8.375%, 05/15/15                                        644,212
   156,000       Hexcel Corporation
                 6.750%, 02/01/15                                        155,220
 1,042,000       Hutchison Whampoa, Ltd.*@
                 6.250%, 01/24/14                                      1,089,221
                 JLG Industries, Inc.
   938,000       8.250%, 05/01/08                                        991,935
   208,000       8.375%, 06/15/12@                                       224,640
 1,771,000   EUR Legrand Holding, SA
                 11.000%, 02/15/13                                     2,587,816
   708,000       Monitronics International,
                 Inc.
                 11.750%, 09/01/10                                       704,460

                See accompanying notes to Schedule of Investments

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------
$  721,000       Navistar International
                 Corp.@
                 7.500%, 06/15/11                                   $    717,395
   230,000       Orbital Sciences Corp.
                 9.000%, 07/15/11                                        247,825
   313,000       Sequa Corp.
                 8.875%, 04/01/08                                        333,345
 1,458,000       Terex Corp.
                 7.375%, 01/15/14                                      1,472,580
   250,000       Trinity Industries, Inc.
                 6.500%, 03/15/14                                        250,625
   558,000       United Agri Products, Inc.
                 8.250%, 12/15/11                                        594,968
   724,000       Wesco Distribution Inc.*@
                 7.500%, 10/15/17                                        740,290
                                                                    ------------
                                                                      16,034,997
                                                                    ------------

                 INFORMATION TECHNOLOGY (1.5%)
 1,875,000       Advanced Micro Devices,
                 Inc.
                 7.750%, 11/01/12                                      1,982,812
   146,000       Avago Technologies*@
                 11.875%, 12/01/15                                       147,825
   833,000       Celestica, Inc.@
                 7.875%, 07/01/11                                        843,413
 1,042,000       Flextronics International,
                 Ltd.@
                 6.500%, 05/15/13                                      1,055,025
 1,042,000       Freescale Semiconductor,
                 Inc.
                 7.125%, 07/15/14                                      1,107,125
    78,000       Sanmina-SCI Corporation
                 8.125%, 03/01/16                                         79,170
   417,000       Stratus Technologies, Inc.
                 10.375%, 12/01/08                                       435,765
 1,427,000       SunGard Data Systems Inc.*@
                 9.125%, 08/15/13                                      1,491,215
 1,250,000       Telcordia Technologies*
                 10.000%, 03/15/13                                     1,150,000
                 Xerox Corp.@
 1,979,000       8.000%, 02/01/27                                      2,050,739
 1,458,000       7.625%, 06/15/13                                      1,556,415
                                                                    ------------
                                                                      11,899,504
                                                                    ------------

                 MATERIALS (1.6%)
                 Aleris International, Inc.
   708,000       10.375%, 10/15/10                                       782,340
   446,000       9.000%, 11/15/14@                                       468,300
   208,000       Crown Holdings, Inc.*@
                 7.750%, 11/15/15                                        216,840
 1,042,000       Equistar Chemicals, LP
                 10.625%, 05/01/11                                     1,151,410
 1,786,000       Freeport-McMoRan Copper &
                 Gold, Inc.
                 10.125%, 02/01/10                                     1,964,600
   167,000       Gibraltar Industries, Inc.*
                 8.000%, 12/01/15                                        168,253
                 Ineos Group Holdings, PLC*
 1,000,000   EUR 7.875%, 02/15/16                                      1,215,150
   208,000       8.500%, 02/15/16                                        208,260
 1,553,000       IPSCO, Inc.
                 8.750%, 06/01/13                                      1,708,300
$  833,000       Neenah Paper, Inc.
                 7.375%, 11/15/14                                   $    787,185
 1,667,000       Sealed Air Corp.*
                 6.875%, 07/15/33                                      1,700,155
   417,000       Texas Industries, Inc.@
                 7.250%, 07/15/13                                        432,637
                 Union Carbide Corp.
   833,000       7.500%, 06/01/25                                        902,441
   646,000       7.875%, 04/01/23@                                       719,824
   313,000       Westlake Chemical
                 Corporation
                 6.625%, 01/15/16                                        314,956
                                                                    ------------
                                                                      12,740,651
                                                                    ------------

                 TELECOMMUNICATION SERVICES (0.5%)
   125,000       Citizens Communications
                 Company
                 9.000%, 08/15/31                                        129,375
   417,000       IPCS Escrow Company
                 11.500%, 05/01/12                                       482,677
 2,083,000       Sprint Nextel Corporation
                 7.375%, 08/01/15                                      2,203,054
   833,000       Syniverse Technologies,
                 Inc.
                 7.750%, 08/15/13                                        849,660
                                                                    ------------
                                                                       3,664,766
                                                                    ------------

                 UTILITIES (0.1%)
   260,000       Edison International
                 7.730%, 06/15/09                                        268,450
                 NRG Energy, Inc.
   489,000       8.000%, 12/15/13                                        547,680
   208,000       7.250%, 02/01/14                                        211,380
                                                                    ------------
                                                                       1,027,510
                                                                    ------------
                    TOTAL CORPORATE BONDS                            144,943,808
                                                                    ------------

NUMBER OF
CONTRACTS                                                               VALUE
---------                                                           ------------
                OPTIONS (3.3%)
                CONSUMER DISCRETIONARY (0.2%)
      110       Garmin, Ltd.#
                Call, 01/19/08, Strike
                65.00                                                    137,500
      125       Lowe's Companies, Inc.#
                Call, 01/19/08, Strike
                70.00                                                     99,375
      210       Office Depot, Inc.#
                Call, 01/19/08, Strike
                30.00                                                    174,300
      180       Tiffany & Co.#
                Call, 01/19/08, Strike
                40.00                                                    112,500
    2,500       YUM! Brands, Inc.#
                Call, 01/20/07, Strike
                50.00                                                  1,225,000
                                                                    ------------
                                                                       1,748,675
                                                                    ------------

                CONSUMER STAPLES (0.1%)
      520       Kroger Company#
                Call, 01/19/08, Strike
                20.00                                                    124,800
      215       PepsiCo, Inc.#
                Call, 01/19/08, Strike
                60.00                                                    108,575
                                                                    ------------
                                                                         233,375
                                                                    ------------

                See accompanying notes to Schedule of Investments

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

NUMBER OF
CONTRACTS                                                               VALUE
---------                                                            -----------
                ENERGY (1.3%)
       75       Anadarko Petroleum Corp.#
                Call, 01/19/08, Strike 95.00                         $   209,250
    1,500       Apache Corp.#
                Call, 01/20/07, Strike 60.00                           3,045,000
      105       BJ Services Company#
                Call, 01/19/08, Strike 40.00                              94,500
      105       Devon Energy (Chevron) Corp.#
                Call, 01/19/08, Strike 65.00                             169,050
      110       Diamond Offshore Drilling, Inc.#
                Call, 01/19/08, Strike 70.00                             284,900
       90       Nabors Industries Ltd.#
                Call, 01/19/08, Strike 75.00                             188,100
    1,200       Patterson-UTI Energy, Inc.#
                Call, 01/20/07, Strike 35.00                             864,000
      100       Petroleo Brasileiro, SA#
                Call, 01/19/08, Strike 70.00                             332,500
       85       Schlumberger, Ltd.#
                Call, 01/19/08, Strike 100.00                            347,225
       80       Sunoco, Inc.#
                Call, 01/19/08, Strike 75.00                             258,400
    1,600       Transocean, Inc.#
                Call, 01/20/07, Strike 55.00                           4,768,000
      165       Weatherford International, Ltd.#
                Call, 01/19/08, Strike 35.00                             249,150
      125       XTO Energy, Inc.#
                Call, 01/19/08, Strike 45.00                             156,875
                                                                     -----------
                                                                      10,966,950
                                                                     -----------

                FINANCIALS (0.3%)
      200       Aon Corp.#
                Call, 01/19/08, Strike 35.00                             118,000
      500       Charles Schwab Corp.#
                Call, 01/19/08, Strike 15.00                             142,500
       15       Chicago Mercantile Exchange Holdings, Inc.#
                Call, 01/19/08, Strike 360.00                            191,175
      145       CIT Group, Inc.#
                Call, 01/19/08, Strike 50.00                             152,975
      250       E*TRADE Financial Corporation#
                Call, 01/19/08, Strike 20.00                             182,500
       65       Goldman Sachs Group, Inc.#
                Call, 01/19/08, Strike 130.00                            189,475
       75       Legg Mason, Inc.#
                Call, 01/20/07, Strike 120.00                            172,125
       60       Lehman Brothers Holdings, Inc.#
                Call, 01/19/08, Strike 125.00                            197,700
      145       Merrill Lynch & Company, Inc.#
                Call, 01/19/08, Strike 70.00                             205,900
      110       Prudential Financial, Inc.#
                Call, 01/19/08, Strike 75.00                             132,000
      190       St. Paul Travelers Companies, Inc.#
                Call, 01/19/08, Strike 45.00                             136,800
      190       State Street Corp.#
                Call, 01/19/08, Strike 60.00                             174,800
                                                                     -----------
                                                                       1,995,950
                                                                     -----------

                HEALTH CARE (0.2%)
       85       Aetna, Inc.#
                Call, 01/19/08, Strike 100.00                        $   152,150
       75       Allergan, Inc.#
                Call, 01/19/08, Strike 110.00                            183,750
      190       AmerisourceBergen Corp.#
                Call, 01/19/08, Strike 40.00                             182,400
       80       Express Scripts, Inc.#
                Call, 01/19/08, Strike 90.00                             156,800
      220       Health Net, Inc.#
                Call, 01/19/08, Strike 55.00                              94,600
       63       Omnicare, Inc.#
                Call, 01/19/08, Strike 60.00                              44,415
      180       Teva Pharmaceutical Industries, Ltd.#
                Call, 01/19/08, Strike 45.00                             110,700
                UnitedHealth Group, Inc.#
    1,000       Call, 01/19/08, Strike 70.00                             710,000
      100       Call, 01/19/08, Strike 60.00                             115,000
                                                                     -----------
                                                                       1,749,815
                                                                     -----------

                INDUSTRIALS (0.1%)
      100       Burlington Northern Santa Fe Corp.#
                Call, 01/19/08, Strike 60.00                             243,000
                                                                     -----------

                INFORMATION TECHNOLOGY (0.9%)
      175       Advanced Micro Devices, Inc.#
                Call, 01/19/08, Strike 25.00                             371,000
      185       Agilent Technologies, Inc.#
                Call, 01/19/08, Strike 35.00                             113,775
       70       Apple Computer, Inc.#
                Call, 01/19/08, Strike 75.00                             145,600
      420       Electronic Data Systems Corp.#
                Call, 01/19/08, Strike 25.00                             182,700
    3,000       Emulex Corp.#
                Call, 01/20/07, Strike 17.50                             960,000
       15       Google, Inc.#
                Call, 01/19/08, Strike 430.00                            177,900
      280       Hewlett-Packard Company#
                Call, 01/19/08, Strike 30.00                             183,400
      160       Intuit, Inc.#
                Call, 01/19/08, Strike 55.00                             129,600
      100       Marvell Technology Group, Ltd.#
                Call, 01/19/08, Strike 65.00                             209,000
      335       Micron Technology, Inc.#
                Call, 01/19/08, Strike 12.50                             152,425
      275       Motorola, Inc.#
                Call, 01/19/08, Strike 22.50                             126,500
      195       National Semiconductor Corp.#
                Call, 01/19/08, Strike 25.00                             160,875
    4,400       Nokia Corp.#
                Call, 01/20/07, Strike 15.00                           1,848,000
      145       NVIDIA Corp.#
                Call, 01/19/08, Strike 35.00                             239,250
      260       Paychex, Inc.#
                Call, 01/19/08, Strike 40.00                             104,000
                Sandisk Corp.#
      900       Call, 01/20/07, Strike 60.00                           1,701,000

                See accompanying notes to Schedule of Investments

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

NUMBER OF
CONTRACTS                                                               VALUE
---------                                                           -----------
       80       Call, 01/19/08, Strike 65.00                        $    184,800
                                                                    ------------
                                                                       6,989,825
                                                                    ------------

                MATERIALS (0.1%)
      155       Freeport-McMoRan Copper & Gold, Inc.#
                Call, 01/19/08, Strike 55.00                             260,400
      275       Goldcorp, Inc.#
                Call, 01/20/07, Strike 20.00                             244,750
      286       Harmony Gold Mining Co, Ltd.#
                Call, 01/19/08, Strike 15.00                             205,920
       45       Phelps Dodge Corp.#
                Call, 01/19/08, Strike 145.00                            202,500
                                                                    ------------
                                               `                         913,570
                                                                    ------------

                TELECOMMUNICATION SERVICES (0.1%)
      190       America Movil S.A. de C.V.#
                Call, 01/19/08, Strike 30.00                             172,900
      250       American Tower Corp.#
                Call, 01/19/08, Strike 27.50                             192,500
      190       Crown Castle International Corp.#
                Call, 01/19/08, Strike 25.00                             200,450
      125       NII Holdings, Inc.#
                Call, 01/19/08, Strike 45.00                             171,875
                                                                    ------------
                                                                         737,725
                                                                    ------------
                   TOTAL OPTIONS                                      25,578,885
                                                                    ------------
                TOTAL SYNTHETIC
                CONVERTIBLE SECURITIES
                (Cost $159,304,776)                                  170,522,693
                                                                    ------------

 NUMBER OF
  SHARES                                                                VALUE
----------                                                          ------------
CONVERTIBLE PREFERRED STOCKS (35.5%)
                 CONSUMER DISCRETIONARY (1.0%)
   247,400       Ford Motor Company Capital Trust II
                 6.500%                                               7,953,910
                                                                    ------------

                 CONSUMER STAPLES (3.5%)
 1,115,500       Albertson's, Inc.
                 7.250%                                               27,385,525
                                                                    ------------

                 ENERGY (5.3%)
   210,000       Amerada Hess Corp.
                 7.000%                                               27,373,500
    91,100       Chesapeake Energy Corp.*
                 5.000%                                               13,744,713
                                                                    ------------
                                                                      41,118,213
                                                                    ------------

                 FINANCIALS (16.1%)
   530,000       Chubb Corp.
                 7.000%                                               17,797,400
16,000,000       Fortis, NV (Assurant)*
                 7.750%                                               19,860,000
   250,000       Hartford Financial Services Group, Inc.
                 7.000%                                               18,385,000
   240,000       Lazard, Ltd.
                 6.625%                                             $  7,838,400
   465,000       Lehman Brothers Holdings, Inc.
                 6.250%                                               12,062,100
   190,000       Merrill Lynch & Company, Inc.
                 6.750%                                                7,837,500
   225,000       Metlife, Inc.
                 6.375%                                                6,187,500
   650,000       National Australia Bank, Ltd.
                 8.875%                                               27,748,500
   150,000       Washington Mutual, Inc.
                 5.375%                                                8,175,000
                                                                    ------------
                                                                     125,891,400
                                                                    ------------

                 HEALTH CARE (2.8%)
   305,000       Baxter International, Inc.
                 7.000%                                               15,725,800
   120,000       Schering-Plough Corp.
                 6.000%                                                6,153,600
                                                                    ------------
                                                                      21,879,400
                                                                    ------------

                 INDUSTRIALS (1.1%)
 2,500,000   GBP BAE Systems, PLC
                 7.750%                                                8,965,957
                                                                    ------------

                 UTILITIES (5.7%)
   410,000       AES Corp. Trust III
                 6.750%                                               18,142,500
   350,000       CenterPoint Energy, Inc.
                 2.000%                                               11,830,000
    65,000       Southern Union Company
                 5.000%                                                3,285,750
   140,000       TXU Corp.
                 8.125%                                               11,438,000
                                                                    ------------
                                                                      44,696,250
                                                                    ------------

                 TOTAL CONVERTIBLE PREFERRED STOCKS
                 (Cost $235,623,884)                                 277,890,655
                                                                    ------------

 PRINCIPAL
   AMOUNT                                                                VALUE
-----------                                                           ----------
SHORT-TERM INVESTMENTS (4.5%)
$ 9,946,000       Citigroup, Inc.
                  4.420%, 02/01/06                                     9,946,000
 25,000,000       UBS Finance, Inc.
                  4.420%, 02/01/06                                    25,000,000
                                                                      ----------

                  TOTAL SHORT-TERM INVESTMENTS
                  (Cost $34,946,000)                                  34,946,000
                                                                      ----------

NUMBER OF
  SHARES                                                                VALUE
-----------                                                          -----------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (15.8%)
124,046,388       Bank of New York
                  Institutional Cash Reserve Fund
                  current rate 4.528%
                  (Cost $124,046,388)                                124,046,388
                                                                     -----------

                See accompanying notes to Schedule of Investments

                    CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

TOTAL INVESTMENTS (163.0%)
(Cost $1,196,508,369)                                            $1,276,390,172
                                                                 --------------

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-15.8%)                 (124,046,388)
                                                                 --------------

OTHER ASSETS, LESS LIABILITIES (1.9%)                                15,080,378
                                                                 --------------

PREFERRED SHARES AT REDEMPTION VALUE
INCLUDING DIVIDENDS PAYABLE (-49.1%)                              (384,514,290)
                                                                 --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)            $  782,909,872
                                                                 --------------

NOTES TO SCHEDULE OF INVESTMENTS

Note: Market values for securities denominated in foreign currencies are shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At January 31, 2006, the market value of 144A securities that could not be exchanged to the registered form is $99,090,916 or 12.7% of net assets.

@    Security, or portion of security, is on loan.

#    Non-income producing security.

++ Variable rate security. The interest rate shown is the rate in effect at January 31, 2006.

FOREIGN CURRENCY ABBREVIATIONS

CAD Canadian Dollar
EUR European Monetary Unit
GBP British Pound Sterling

                See accompanying notes to Schedule of Investments

                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

NOTE 1

PORTFOLIO VALUATION. In computing the Fund's net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price ("NOCP"), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty's price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund's net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

INVESTMENT TRANSACTIONS. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date.

FOREIGN CURRENCY TRANSLATION. Except for securities of foreign issuers valued by a pricing service, values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate selected by the advisor from rates quoted by any major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of purchased call options is increased by premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized again or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2

INVESTMENTS. The following information is presented on an income tax basis as of January 31, 2006. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for Federal income tax purposes at January 31, 2006 was as follows:

Cost basis of investments                    $1,205,647,465
                                             --------------
Gross unrealized appreciation                    97,353,992
Gross unrealized depreciation                   (26,611,285)
                                             --------------
Net unrealized appreciation (depreciation)   $   70,742,707
                                             ==============

NOTE 3

SYNTHETIC CONVERTIBLE SECURITIES. The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

NOTE 4

PREFERRED SHARES. There are unlimited shares of Auction Rate Cumulative Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 15,360 Preferred Shares outstanding consist of seven series, 2,040 shares of M, 2,040 shares of TU, 2,040 shares of W7, 2,400 shares of W28,

2,400 shares of TH7, 2,040 shares of TH28, and 2,400 shares of F. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven or twenty-eight days based on the results of an auction. Dividend rates ranged from 3.50% to 4.50% for the period ended January 31, 2006. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the Fund's option, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of Preferred Shares or the holders of common shares.

NOTE 5

INTEREST RATE TRANSACTIONS. The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the Fund's net asset value. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding Preferred Shares or the Fund loses its credit rating on its Preferred Shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the Preferred Shares. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Details of the swap agreements outstanding as January 31, 2006 were as follows:

                                                                                     Unrealized
                   Termination        Notional      Fixed Rate    Floating Rate     Appreciation
Counterparty           Date         Amount (000)   (Fund Pays)   (Fund Receives)   (Depreciation)
------------    -----------------   ------------   -----------   ---------------   --------------
Merrill Lynch   July 3, 2006           $65,000        1.91%        1month LIBOR      $   889,681
Merrill Lynch   November 28, 2006       60,000        2.82%        1month LIBOR          979,506
Merrill Lynch   July 3, 2007            65,000        2.33%        1month LIBOR        2,353,998
Merrill Lynch   November 28, 2007       60,000        3.26%        1month LIBOR        1,656,062
Merrill Lynch   July 3, 2008            70,000        2.69%        1month LIBOR        3,535,490
Merrill Lynch   November 28, 2008       60,000        3.60%        1month LIBOR        1,946,897
                                                                                     -----------
                                                                                     $11,361,634
                                                                                     ===========

NOTE 6

SECURITIES LENDING. During the period ended January 31, 2006, the Fund lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors LLC and the security lending agent will monitor the creditworthiness of the firms to which the Fund lends securities. At January 31, 2006, the Fund had securities valued at $121,069,986 that were on loan to broker-dealers and banks and $124,046,388 in cash or cash equivalent collateral.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and
Income Fund


By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 30, 2006


By: /s/ Patrick H. Dudasik
    ---------------------------------
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: March 30, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and
Income Fund


By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 30, 2006


By: /s/ Patrick H. Dudasik
    ---------------------------------
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: March 30, 2006